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                         TRIPLE CROWN VARIABLE ANNUITY
                               VARIABLE ACCOUNT D
                       FORTIS BENEFITS INSURANCE COMPANY

    SUPPLEMENT DATED OCTOBER 7, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Due to the liquidation of the Federated Small Cap Strategies Fund II on October 4, 2002, all references to the Federated Small Cap Strategies Fund II in the prospectus is deleted.









  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3424
333-65233